Share-based compensation plans	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Share-based compensation plans
Share-based compensation plans

(11) Share-based compensation plans

CVSL has two share-based compensation plans, the 2013 Director Smart Bonus Unit Plan and 2013 Smart Bonus Unit Award Plan. These plans provide for the issuance of a cash bonus for stock appreciation. A Committee comprised of members of the Board of Directors approves all awards that are granted under its incentive-based compensation plan. CVSL classifies the awards as a liability as the value of the award will be settled in cash. As of June 30, 2014, we have 5,655,000 equivalent shares of stock appreciation rights ("SARs") outstanding. During the six months ended June 30, 2014, CVSL has granted 1,504,998 SARs and have forfeitures of 550,000. The SARs are remeasured each reporting period and is recognized ratably over the vesting period of the award. The SARs vest over a period of three years and are paid to the recipient in three annual payments of one-third the vested award amount. The liability related to these awards is included in other long-term liabilities on our consolidated balance sheets. SARs expense for the three and six months ended June 30, 2014 was $311,453 and $397,965, respectively, as compared to $113,750 for the three and six months ended June 30, 2013. The SARs are included in selling, general and administrative expenses in the Company's consolidated statement of operations. As of June 30, 2014, total unrecognized compensation cost related to unvested SARs was $2,356,016.

(12) Share-based compensation plans

We have two share-based compensation plans, the 2013 Director Smart Bonus Unit Plan and 2013 Smart Bonus Unit Award Plan. These plans provide for the issuance of a cash bonus for stock appreciation. A Committee comprised of members of the Board of Directors approves all awards that are granted under our share-based compensation plan. We classify the awards as a liability as the value of the award will be settled in cash, notes, or stock. The Company awarded 4,700,000 equivalent shares of stock appreciation rights ("SARs") that are remeasured each reporting period and is recognized ratably over the contractual term. The SARs vest over a period of three years and have a contractual term of five years. The liability related to these awards is included in other long-term liabilities on our consolidated balance sheets. Share-based compensation expense for the years ended December 31, 2013 and 2012 of $339,661 and $-0-, respectively, is included in selling, general and administrative expenses on the Company's consolidated income statements. As of December 31, 2013, total unrecognized compensation cost related to unvested share-based compensation was $1,534,689, which is expected to be recognized over a three-year period.